Income Tax Expense/(Credit) - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Profit before tax	$ 1,001,420,217	$ 989,253,972	$ 608,965,226
Tax at statutory tax rate of 16.5%	165,234,336	163,226,906	100,479,262
Tax effect of two-tiered profit tax rate	(165,000)	0	0
Tax effect of non-taxable income	(79,190,106)	(23,255,305)	(25,554,680)
Tax effect of non-deductible expenses	10,887,971	8,952,076	1,355,050
Tax effect of unrecognized temporary difference	(25,011)	223,434	16,553
Reversal of deferred tax liability	(242,913,577)	0	0
Tax effect of tax loss not recognised	0	24,541	10,797
Overprovision in prior year	(143,606)	0	(2,359,495)
Utilization of tax losses previously not recognised	(33,590)	(29,783)	(30,662)
Withholding tax on the dividend income	8,807,816	9,207,649	9,922,772
Income tax expense/(credit)	$ (137,540,767)	$ 158,349,518	$ 83,839,597